Segmented Information	12 Months Ended
Aug. 31, 2018
Segmented Information
Segmented Information
5.	Segmented Information

The Company’s reportable and geographical segments are Canada and, previously, the United States. The accounting policies used for the reportable segments are the same as the Company’s accounting policies. For the purposes of monitoring segment performance and allocating resources between segments, the Company’s executive officer monitors the tangible, intangible and financial assets attributable to each segment. All assets are allocated to reportable segments. Effective August 31, 2015, the Company discontinued its reportable segment in the United States.

The following tables show information regarding the Company’s reportable segments:

For the year ended August 31, 2018	Canada $	United States $	Total $
Revenue, continuing operations	—	—	—
Net loss, continuing operations	(516,323)	—	(516,323)
Net loss	(516,323)	—	(516,323)

For the year ended August 31, 2017	Canada$	United States$	Total$
Revenue, continuing operations	20,788	—	20,788
Net loss, continuing operations	(2,097,738)	—	(2,097,738)
Net loss	(2,097,738)	—	(2,097,738)

For the year ended August 31, 2016	Canada$	United States$	Total$
Net loss, continuing operations	(13,534,298)	—	(13,534,298)
Net income (loss), discontinued operations	8,731	(6,020)	2,711
Net loss	(13,525,567)	(6,020)	(13,531,587)

As at August 31, 2018	Canada $	United States $	Total $
Total Assets	33,043	—	33,043
Total Liabilities	(832,631)	—	(832,631)

As at August 31, 2017	Canada $	United States $	Total $
Total Assets	42,047	—	42,047
Total Liabilities	(529,823)	—	(529,823)